Note 34 - Income Taxes - Income Tax Charged or Credited to Equity (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Charged or Credited to Equity
Actuarial gains/losses related to defined benefit plans	€ (642)	€ (207)	€ 76
Net fair value gains (losses) attributable to credit risk related to financial liabilities designated as at fair value through profit or loss	(25)	5	6
Financial assets mandatory at fair value through other comprehensive income:
Unrealized net gains/losses arising during the period	312	111	(204)
Realized net gains/losses arising during the period (reclassified to profit or loss)	(61)	68	84
Derivatives hedging variability of cash flows:
Unrealized net gains/losses arising during the period	229	(2)	4
Net gains/losses reclassified to profit or loss	(18)	15	(1)
Other equity movement:
Unrealized net gains/losses arising during the period	192	88	(19)
Net gains/losses reclassified to profit or loss	0	6	14
Income taxes (charged) credited to other comprehensive income	(13)	84	(40)
Other income taxes (charged) credited to equity	€ 25	€ 45	€ 11